Revenue (Details) - Schedule of Revenue by Geographical Markets - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	€ 13,103,679	€ 31,146,377	€ 17,154,073
Spain [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	10,886,713	26,566,550	15,246,597
Europe [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	1,679,395	3,609,252	1,388,624
Rest of the world [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	€ 537,571	€ 970,575	€ 518,852